Total
MML Short-Duration Bond Fund
MML Short-Duration Bond Fund
MML SERIES INVESTMENT FUND II
MML Short-Duration Bond Fund
Supplement dated October 30, 2020 to the
Prospectus dated May 1, 2020 and the
Summary Prospectus dated May 1, 2020

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective November 1, 2020, the following information replaces similar information found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance (on page 55 of the Prospectus):

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Returns - MML Short-Duration Bond Fund		One Year	Five Years	Since Inception	Inception Date
Class II		4.45%	2.44%	2.49%	May 03, 2010
Service Class I		4.17%	2.19%	2.24%	May 03, 2010
Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	4.04%	1.69%	1.56%	May 03, 2010
Bloomberg Barclays U.S. 1-3 Year Government Bond Index (reflects no deduction for fees, expenses, or taxes)		3.59%	1.40%	1.19%	May 03, 2010
[1]	Going forward, the Fund’s performance benchmark index will be the Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index rather than the Bloomberg Barclays U.S. 1-3 Year Government Bond Index because the Bloomberg Barclays U.S. Aggregate 1-3 Year Bond Index more closely represents the Fund’s investment strategy.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE